Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	528,597,921.20	27,534
Yield Supplement Overcollateralization Amount 05/31/20	23,442,914.53	0
Receivables Balance 05/31/20	552,040,835.73	27,534
Principal Payments	20,349,372.51	528
Defaulted Receivables	785,143.24	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/20	22,178,151.91	0
Pool Balance at 06/30/20	508,728,168.07	26,969

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.37%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,906,296.49	126
Past Due 61-90 days	928,564.28	37
Past Due 91-120 days	243,026.35	16
Past Due 121+ days	0.00	0
Total	4,077,887.12	179

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	669,727.05
Aggregate Net Losses/(Gains) - June 2020	115,416.19
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.25%
Prior Net Losses Ratio	1.04%
Second Prior Net Losses Ratio	1.39%
Third Prior Net Losses Ratio	1.02%
Four Month Average	0.93%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	5,850,373.93
Actual Overcollateralization	5,850,373.93
Weighted Average APR	4.09%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	50.42

Flow of Funds	$ Amount
Collections	27,227,805.95
Investment Earnings on Cash Accounts	559.95
Servicing Fee(1)	(1,431,587.42)
Transfer to Collection Account	-
Available Funds	25,796,778.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,055,045.99
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,340,877.04
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,850,373.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,177,700.27
(12) Collection Account Redeposits	3,832,000.00

Total Distributions of Available Funds	25,796,778.48

Servicing Fee	1,431,587.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	(971,553.39)

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 06/15/20	522,519,045.11
Principal Paid	19,641,250.97
Note Balance @ 07/15/20	502,877,794.14

Class A-1
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2
Note Balance @ 06/15/20	134,409,045.11
Principal Paid	19,641,250.97
Note Balance @ 07/15/20	114,767,794.14
Note Factor @ 07/15/20	42.6741259%

Class A-3
Note Balance @ 06/15/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	268,940,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-4
Note Balance @ 06/15/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	81,820,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	24,900,000.00
Note Factor @ 07/15/20	100.0000000%

Class C
Note Balance @ 06/15/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	12,450,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,145,827.24
Total Principal Paid	19,641,250.97
Total Paid	20,787,078.21

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	294,579.82
Principal Paid	19,641,250.97
Total Paid to A-2 Holders	19,935,830.79

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3837658
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.7198852
Total Distribution Amount	25.1036510

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.0953366
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	73.0320925
Total A-2 Distribution Amount	74.1274291

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	68.27
Noteholders' Third Priority Principal Distributable Amount	633.87
Noteholders' Principal Distributable Amount	297.86

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/20	2,075,325.29
Investment Earnings	180.33
Investment Earnings Paid	(180.33)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$12,621,187.74	$18,641,037.15	$50,337,090.15
Number of Extensions	488	731	2,026
Ratio of extensions to Beginning of Period Receivables Balance	2.29%	3.26%	8.48%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.